Accounting Policies, Business segments	6 Months Ended
Jun. 30, 2022
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Accounting Policy - Business Segments [text block]
Business Segments
Commencing from the second quarter 2022 reporting, the breakdown of revenues within the International Private Bank (IPB) was refined to further align the reporting structure to the client coverage model. IPB revenues are now categorized into the client segments “Wealth Management & Bank for Entrepreneurs” and “Premium Banking”. “Wealth Management & Bank for Entrepreneurs” combines the coverage of private banking, high-net-worth and ultra-high-net-worth clients, as well as business clients that are covered as part of the Bank for Entrepreneurs (BfE) proposition. “IPB Premium Banking” includes retail and affluent customers as well as commercial banking clients (i.e. all small business clients and small sized corporate clients that are not covered as part of the BfE). Prior year comparatives are presented in the current structure.